Financial Instruments - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Fair Value Of Financial Instruments [abstract]
Carrying amount	¥ 108,630	¥ 70,270
Fair value	¥ 108,586	¥ 70,338